Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 277,623	$ 348,441	$ 306,377
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	657,665	609,839	566,543
Deferred income taxes	107,032	97,370	34,268
Stock-based compensation expense	42,542	38,779	44,501
Loss on sale, net	2,572		405
Impairment of hospitals sold and other long-lived assets	47,930		12,477
Loss (gain) from early extinguishment of debt	66,019		(2,385)
(Excess tax benefit) income tax payable increase relating to stock-based compensation expense	(5,290)	(10,219)	3,472
Other non-cash expenses, net	28,716	12,503	22,870
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Patient accounts receivable	(138,332)	(27,049)	58,390
Supplies, prepaid expenses and other current assets	(42,858)	(39,904)	(34,535)
Accounts payable, accrued liabilities and income taxes	246,110	161,952	86,098
Other	(27,821)	(2,982)	(22,052)
Net cash provided by operating activities	1,261,908	1,188,730	1,076,429
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(415,360)	(248,251)	(263,773)
Purchases of property and equipment	(776,713)	(667,378)	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	173,387		89,514
Proceeds from sale of property and equipment	11,160	8,401	4,019
Increase in other investments	(188,249)	(137,082)	(120,054)
Net cash used in investing activities	(1,195,775)	(1,044,310)	(867,182)
Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	56,916	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)
Deferred financing costs	(19,352)	(13,260)	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	10,219	(3,472)
Stock buy-back	(85,790)	(113,961)
Proceeds from noncontrolling investors in joint ventures	1,229	7,201	29,838
Redemption of noncontrolling investments in joint ventures	(13,022)	(7,318)	(7,268)
Distributions to noncontrolling investors in joint ventures	(56,094)	(68,113)	(58,963)
Borrowings under credit agreement	578,236		200,000
Issuance of long-term debt	1,000,000
Repayments of long-term indebtedness	(1,651,533)	(61,476)	(258,173)
Net cash used in financing activities	(235,437)	(189,792)	(85,361)
Net change in cash and cash equivalents	(169,304)	(45,372)	123,886
Cash and cash equivalents at beginning of period	299,169	344,541	220,655
Cash and cash equivalents at end of period	129,865	299,169	344,541
Supplemental disclosure of cash flow information:
Interest payments	680,704	650,712	656,997
Income taxes paid, net	$ 26,463	$ 128,186	$ 57,299